Accounts Payable and Accrued Expenses and Accounts payable – Related Party (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued expenses

	June 30, 2023	December 31, 2022
	(Unaudited)
Accrued expenses	$294,511	$241,960
Accounts payable	415,558	324,754
Accrued legal costs	345,596	349,726
Accrued salary and payroll taxes	1,173	134,152
Total	$1,056,838	$1,050,592

	December 31, 2022	December 31, 2021

Accrued expenses	$241,960	$385,776
Accounts payable	324,754	375,774
Accrued legal costs	349,726	253,901
Accrued salary and payroll taxes	134,152	50,228
Total	$1,050,592	$1,065,679